Outside Parties To The Transaction
Contact Information:
Payment Date:
25-Oct-07
Prior Payment:
25-Sep-07
Analyst:
Brandon Pankey
714.259.6205
Next Payment:
26-Nov-07
brandon.pankey@abnamro.com
Record Date:
24-Oct-07
Administrator:
Dimitrios Kostopoulos
312.992.2834
dimitrios.kostopoulos@abnamro.com
Distribution Count:
2
LaSalle Website:
www.etrustee.net
Closing Date:
30-Aug-07
First Pay. Date:
25-Sep-07
Rated Final Payment Date:
25-Aug-37
Effective October 1, 2007, Bank of America Corporation, parent
Determination Date:
15-Oct-07
corporation of Bank of America, N.A. ("Bank of America") and Banc
of America Securities LLC ("BAS"), has acquired ABN AMRO North
Delinq Method:
OTS
America Holding Company, parent company of LaSalle Bank Corporation and LaSalle Bank National Association ("LaSalle"), from ABN AMRO
Bank N.V. (the "Acquisition").
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
ABN AMRO Acct : 724989.1
Depositor: Bear Stearns Asset Backed Securities I LLC
Master Servicer: EMC Mortgage Corporation
Rating Agency: Moody's Investors Service/Moody's Investors
Service, Inc./Standard & Poor's
Seller: EMC Mortgage Corporation
Underwriter: Bear Stearns Asset Backed Securities I LLC
23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Content:
Pages
Statement to Certificate Holders
3
Statement to Certificate Holders (Factors)
4
Pool/Non-Pool Funds Cash Reconciliation
5
Cash Reconciliation Summary
6-7
Pool Detail and Performance Indicators
8-10
Delinquency Trigger Event Breakdown
11
Bond Interest Reconciliation Part I
12
Bond Interest Reconciliation Part II
13
Bond Principal Reconciliation
14
Rating Information
15
End of Month Balance Reporting
16-17
15 Month Loan Status Summary Part I
18-27
15 Month Loan Status Summary Part II
28-37
15 Month Historical Payoff Summary
38-41
Prepayment Summary
42
Mortgage Loan Characteristics Part I
43
Mortgage Loan Characteristics Part II
44-46
Geographic Concentration
47
Current Period Realized Loss Detail
48
Historical Realized Loss Summary
49-51
Realized Loss Summary
52
Material Breaches Detail
53
Modified Loan Detail (Current Period) Part I
54-56
Modified Loan Detail (Current Period) Part II
57-59
Historical Modification Loan Summary
60-62
Cumulative Summary For Prior Modifications
63
Repurchase Loan Detail (Current Period)
64-66
Historical Collateral Level REO Report
67-69
Substitution Detail History
70
Substitution Detail History Summary
71
Material Changes
72
Table of Contents
23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

I-A-1
07387YAA1
182,835,000.00
179,117,126.28
645,239.47
0.00
0.00
178,471,886.80
952,492.64
0.00
6.3812500000%
I-A-2
07387YAB9
32,266,000.00
32,266,000.00
0.00
0.00
0.00
32,266,000.00
180,992.09
0.00
6.7312500000%
II-A
07387YAE3
291,210,000.00
289,034,604.19
1,911,106.97
0.00
0.00
287,123,497.21
1,488,829.29
0.00
6.1812500000%
M-1
07387YAG8
36,848,000.00
36,848,000.00
0.00
0.00
0.00
36,848,000.00
203,623.58
0.00
6.6312500000%
M-2
07387YAH6
18,779,000.00
18,779,000.00
0.00
0.00
0.00
18,779,000.00
107,685.83
0.00
6.8812500000%
M-3
07387YAJ2
14,527,000.00
14,527,000.00
0.00
0.00
0.00
14,527,000.00
86,329.72
0.00
7.1312500000%
M-4
07387YAK9
13,110,000.00
13,110,000.00
0.00
0.00
0.00
13,110,000.00
83,371.41
0.00
7.6312500000%
M-5
07387YAL7
13,818,000.00
13,818,000.00
0.00
0.00
0.00
13,818,000.00
87,873.84
0.00
7.6312500000%
M-6
07387YAM5
11,692,000.00
11,692,000.00
0.00
0.00
0.00
11,692,000.00
74,353.81
0.00
7.6312500000%
M-7
07387YAN3
12,047,000.00
12,047,000.00
0.00
0.00
0.00
12,047,000.00
76,611.39
0.00
7.6312500000%
M-8
07387YAP8
12,401,000.00
12,401,000.00
0.00
0.00
0.00
12,401,000.00
78,862.61
0.00
7.6312500000%
M-9
07387YAQ6
8,857,000.00
8,857,000.00
0.00
0.00
0.00
8,857,000.00
56,324.98
0.00
7.6312500000%
CE
07387YAW3
708,623,576.36 N
702,729,734.46
0.00
0.00
0.00
700,173,387.99
1,662,630.17
174,197.83
N/A
P
07387YAV5
100.00
100.00
0.00
0.00
0.00
100.00
17,921.45
17,921.45
N/A
R-1
07387YAR4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
07387YAS2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-3
07387YAT0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
RX
07387YAU7
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
648,390,100.00
642,496,830.44
2,556,346.44
0.00
0.00
639,940,483.99
5,157,902.81
192,119.28
Total P&I Payment
7,714,249.25
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Original Face
Value
(1)
Beginning
Certificate
Balance
Distribution Date: 25-Oct-07
BOND PAYMENT
Interest Payment
(2)
Interest
Adjustment
Pass-Through
Rate
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment
Principal Payment
Principal
Adjustment or
Loss
Deferred
Interest
Ending Certificate
Balance
Class
CUSIP

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

I-A-1
07387YAA1
182,835,000.00
979.665415690
3.529080701
0.000000000
0.000000000
976.136334955
5.209574972
0.000000000
6.12250000%
I-A-2
07387YAB9
32,266,000.00
999.999999937
0.000000000
0.000000000
0.000000000
999.999999858
5.609374884
0.000000000
6.47250000%
II-A
07387YAE3
291,210,000.00
992.529803883
6.562641977
0.000000000
0.000000000
985.967161883
5.112562378
0.000000000
5.92250000%
M-1
07387YAG8
36,848,000.00
999.999999935
0.000000000
0.000000000
0.000000000
999.999999935
5.526041576
0.000000000
6.37250000%
M-2
07387YAH6
18,779,000.00
999.999999872
0.000000000
0.000000000
0.000000000
999.999999872
5.734375100
0.000000000
6.62250000%
M-3
07387YAJ2
14,527,000.00
999.999999835
0.000000000
0.000000000
0.000000000
999.999999835
5.942708061
0.000000000
6.87250000%
M-4
07387YAK9
13,110,000.00
999.999999817
0.000000000
0.000000000
0.000000000
999.999999817
6.359375286
0.000000000
7.37250000%
M-5
07387YAL7
13,818,000.00
999.999999827
0.000000000
0.000000000
0.000000000
999.999999827
6.359374729
0.000000000
7.37250000%
M-6
07387YAM5
11,692,000.00
999.999999795
0.000000000
0.000000000
0.000000000
999.999999795
6.359374786
0.000000000
7.37250000%
M-7
07387YAN3
12,047,000.00
999.999999801
0.000000000
0.000000000
0.000000000
999.999999801
6.359374948
0.000000000
7.37250000%
M-8
07387YAP8
12,401,000.00
999.999999807
0.000000000
0.000000000
0.000000000
999.999999807
6.359375050
0.000000000
7.37250000%
M-9
07387YAQ6
8,857,000.00
999.999999729
0.000000000
0.000000000
0.000000000
999.999999729
6.359374506
0.000000000
7.37250000%
CE
07387YAW3
708,623,576.36 N
991.682690082
0.000000000
0.000000000
0.000000000
988.075208542
2.346281193
0.245825620
N/A
P
07387YAV5
100.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
179214.500000000
179214.500000000
N/A
R-1
07387YAR4
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-2
07387YAS2
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-3
07387YAT0
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
RX
07387YAU7
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Distribution Date: 25-Oct-07
Statement to Certificate Holders (FACTORS)
Interest Adjustment*
Next Rate **
* Per $1,000 of Original Face Value ** Estimated
BOND PAYMENT
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Principal Payment
*
Principal
Adjustment or
Loss

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Interest Summary
Principal Summary
Reserve Fund
Interest Summary
Principal Summary
Beginning Balance
5,000.00
Scheduled Interest
5,264,288.44
Scheduled Prin Distribution
255,103.47
Withdrawal from Trust
0.00
Fees
298,329.66
Curtailments
18,002.66
Reimbursement from Waterfall
0.00
Remittance Interest
4,965,958.78
Prepayments in Full
2,283,240.34
Ending Balance
5,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
0.00
Prepayment Penalties
17,921.45
Repurchase Proceeds
0.00
Swap Agreement
Other Interest Loss
0.00
Other Principal Proceeds
0.00
Other Interest Proceeds
0.00
Remittance Principal
2,556,346.47
Net Swap payment payable to the Swap
Non-advancing Interest
0.00
Administrator
174,197.84
Net PPIS/Relief Act Shortfall
(175.28)
Net Swap payment payable to the Swap Provider
0.00
Modification Shortfall
0.00
Other Interest Proceeds/Shortfalls
17,746.17
Swap Termination payment payable to the Swap
Interest Adjusted
4,983,704.95
Administrator
0.00
Fee Summary
Swap Termination payment payable to the Swap
0.00
Total Servicing Fees
290,138.42
Provider
Total Trustee Fees
2,635.02
LPMI Fees
5,556.22
Credit Manager's Fees
0.00
Misc. Fees / Trust Expense
0.00
Insurance Premium
0.00
Total Fees
298,329.66
Advances (Principal & Interest)
Prior Month's Outstanding Advances
3,834,797.65
Current Advances
N/A
Reimbursement of Prior Advances
N/A
Outstanding Advances
5,917,813.53
P&I Due Certificate Holders
7,714,249.26
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Distribution Date: 25-Oct-07
Cash Reconciliation Summary

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Fixed 1st Lien
Fixed 2nd Lien
ARM 228 1st Lien
ARM 327 1st Lien
Total
Interest Summary
Scheduled Interest
551,981.20
6,101.05
1,454,118.13
175,541.86
2,187,742.24
Fees
31,258.13
257.00
82,267.69
12,948.89
126,731.71
Remittance Interest
520,723.07
5,844.05
1,371,850.44
162,592.97
2,061,010.53
Other Interest Proceeds/Shortfalls
Prepayment Penalties
3,193.87
0.00
3,586.59
3,065.55
9,846.01
Other Interest Loss
0.00
0.00
0.00
0.00
0.00
Other Interest Proceeds
0.00
0.00
0.00
0.00
0.00
Non-advancing Interest
0.00
0.00
0.00
0.00
0.00
Net PPIS/Relief Act Shortfall
0.00
0.00
0.00
0.00
0.00
Modification Shortfall
0.00
0.00
0.00
0.00
0.00
Other Interest Proceeds/Shortfalls
3,193.87
0.00
3,586.59
3,065.55
9,846.01
Interest Adjusted
523,916.94
5,844.05
1,375,437.03
165,658.52
2,070,856.54
Principal Summary
Scheduled Principal Distribution
35,351.70
309.41
60,330.54
5,593.69
101,585.34
Curtailments
3,056.77
256.05
1,462.08
589.17
5,364.07
Prepayments in Full
281,111.28
0.00
179,271.77
77,907.02
538,290.07
Liquidation Proceeds
0.00
0.00
0.00
0.00
0.00
Repurchase Proceeds
0.00
0.00
0.00
0.00
0.00
Other Principal Proceeds
0.00
0.00
0.00
0.00
0.00
Less Mod Losses
0.00
0.00
0.00
0.00
0.00
Remittance Principal
319,519.75
565.46
241,064.39
84,089.88
645,239.48
Fee Summary
Total Servicing Fees
30,970.74
254.70
81,358.81
9,066.30
121,650.55
Total Trustee Fees
287.39
2.30
732.94
92.31
1,114.94
LPMI Fees
0.00
0.00
175.94
3,790.28
3,966.22
Misc. Fees
0.00
0.00
0.00
0.00
0.00
Total Fees
31,258.13
257.00
82,267.69
12,948.89
126,731.71
Beginning Principal Balance
76,659,775.19
611,285.32
195,446,700.38
24,615,158.99
297,332,919.88
Ending Principal Balance
76,340,255.44
610,719.86
195,205,635.99
24,531,069.11
296,687,680.40
Advances (Principal & Interest)
Prior Month's Outstanding Advances
394,578.36
14,458.71
818,145.08
103,663.82
1,330,845.97
Current Advances
N/A
N/A
N/A
N/A
N/A
Reimbursement of Prior Advances
N/A
N/A
N/A
N/A
N/A
Outstanding Advances
633,321.73
4,497.48
1,694,533.02
209,361.14
2,541,713.37
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Cash Reconciliation Summary Group I Loans

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Fixed 1st Lien
ARM 228 1st Lien
ARM 327 1st Lien
Total
Interest Summary
Scheduled Interest
1,015,556.99
1,931,295.27
129,693.94
3,076,546.20
Fees
57,399.85
105,621.83
8,576.27
171,597.95
Remittance Interest
958,157.14
1,825,673.44
121,117.67
2,904,948.25
Other Interest Proceeds/Shortfalls
Prepayment Penalties
6,743.25
1,332.19
0.00
8,075.44
Other Interest Loss
0.00
0.00
0.00
0.00
Other Interest Proceeds
0.00
0.00
0.00
0.00
Non-advancing Interest
0.00
0.00
0.00
0.00
Net PPIS/Relief Act Shortfall
0.00
(175.28)
0.00
(175.28)
Modification Shortfall
0.00
0.00
0.00
0.00
Other Interest Proceeds/Shortfalls
6,743.25
1,156.91
0.00
7,900.16
Interest Adjusted
964,900.39
1,826,830.35
121,117.67
2,912,848.41
Principal Summary
Scheduled Principal Distribution
64,383.90
83,747.35
5,386.88
153,518.13
Curtailments
7,718.04
4,791.08
129.47
12,638.59
Prepayments in Full
395,376.73
1,349,573.54
0.00
1,744,950.27
Liquidation Proceeds
0.00
0.00
0.00
0.00
Repurchase Proceeds
0.00
0.00
0.00
0.00
Other Principal Proceeds
0.00
0.00
0.00
0.00
Less Mod Losses
0.00
0.00
0.00
0.00
Remittance Principal
467,478.67
1,438,111.97
5,516.35
1,911,106.99
Fee Summary
Total Servicing Fees
56,887.83
104,679.87
6,920.17
168,487.87
Total Trustee Fees
512.02
941.96
66.10
1,520.08
LPMI Fees
0.00
0.00
1,590.00
1,590.00
Misc. Fees
0.00
0.00
0.00
0.00
Total Fees
57,399.85
105,621.83
8,576.27
171,597.95
Beginning Principal Balance
136,530,564.85
251,231,337.20
17,634,912.53
405,396,814.58
Ending Principal Balance
136,063,086.18
249,793,225.23
17,629,396.18
403,485,707.59
Advances (Principal & Interest)
Prior Month's Outstanding Advances
975,842.69
1,454,831.20
73,277.79
2,503,951.68
Current Advances
N/A
N/A
N/A
N/A
Reimbursement of Prior Advances
N/A
N/A
N/A
N/A
Outstanding Advances
1,079,756.19
2,162,227.19
134,116.78
3,376,100.16
Cash Reconciliation Summary Group II Loans

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
708,623,576.36
3,074
3 mo. Rolling Average
4,436,984
701,451,561
0.63%
WAC - Remit Current
8.33%
8.54%
8.48%
Cum Scheduled Principal
508,980.28
6 mo. Rolling Average
4,436,984
701,451,561
0.63%
WAC - Remit Original
8.33%
8.55%
8.48%
Cum Unscheduled Principal
7,941,208.09
12 mo. Rolling Average
4,436,984
701,451,561
0.63%
WAC - Current
8.83%
9.06%
8.99%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.83%
9.06%
8.99%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
349.12
356.09
353.97
6 mo. Cum loss
0.00
0
WAL - Original
350.13
357.09
354.98
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
702,729,734.46
3,059
99.17%
Current Index Rate
Scheduled Principal
255,103.47
0.04%
Triggers
Next Index Rate
Unscheduled Principal
2,301,243.00
13
0.32%
Liquidations
0.00
0
0.00%
> Delinquency Trigger Event
(2)
NO
Repurchases
0.00
0
0.00%
Delinquency Event Calc
(1)
8,196,310.46
700,173,388
1.17%
Ending Pool
700,173,387.99
3,046
98.81%
639,940,383.99
> Loss Trigger Event?
(3)
NO
Average Loan Balance
229,866.51
Cumulative Loss
0
0.00%
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Step Down Date
Realized Loss Adjustment
0.00
Distribution Count
2
Properties
%/Score
Net Liquidation
0.00
Current Specified Enhancement %
(4)
28.89%
Cut-off LTV
78.59%
Step Down %
(5)
57.10%
Cash Out/Refinance
91.70%
Credit Enhancement
Amount
%
% of Current Specified Enhancement %
(6)
43.03%
SFR
89.12%
Original OC
60,233,576.36
8.50%
> Step Down Date?
NO
Target OC
60,233,004.00
8.50%
Min
Max
W A
Beginning OC
60,233,004.02
Extra Principal
0.00
FICO
500
796
593.03
OC Amount per PSA
60,233,004.02
8.50%
Cumulative Extra Principal
0.00
Ending OC
60,233,004.00
OC Release
0.00
Mezz Certificates
142,078,999.98 20.05%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Pool Detail and Performance Indicators Total (All Loans)
Misc/Additional Information
Pool Level Information
5.131250%
4.872500%
Balance
552,458,964.54
644,674,911.48
626,473,678.63
Owner Occupied
661,107,858.98
94.04%
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
301,051,154.69
1,083
3 mo. Rolling Average
2,622,963
297,010,300
0.88%
WAC - Remit Current
8.18%
8.37%
8.32%
Cum Scheduled Principal
202,650.42
6 mo. Rolling Average
2,622,963
297,010,300
0.88%
WAC - Remit Original
8.18%
8.37%
8.32%
Cum Unscheduled Principal
4,160,823.87
12 mo. Rolling Average
2,622,963
297,010,300
0.88%
WAC - Current
8.67%
8.89%
8.83%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.67%
8.89%
8.83%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
346.13
355.95
353.40
6 mo. Cum loss
0.00
0
WAL - Original
347.09
356.94
354.38
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
297,332,919.88
1,075
98.76%
Current Index Rate
Scheduled Principal
101,585.34
0.03%
Next Index Rate
Unscheduled Principal
543,654.14
4
0.18%
Liquidations
0.00
0
0.00%
Repurchases
0.00
0
0.00%
Ending Pool
296,687,680.40
1,071
98.55%
Average Loan Balance
277,019.31
Current Loss Detail
Amount
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Realized Loss Adjustment
0.00
Properties
%/Score
Net Liquidation
0.00
Cut-off LTV
78.65%
Cash Out/Refinance
89.02%
SFR
88.36%
Min
Max
W A
FICO
500
786
603.74
233,935,680.68
Pool Level Information
N/A
N/A
264,765,929.10
262,829,722.78
Misc/Additional Information
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
255,552,579.95
85.92%
Balance
Pool Detail and Performance Indicators Group I Loans

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Cut-off Pool Balance
407,572,421.67
1,991
3 mo. Rolling Average
1,814,021
404,441,261
0.45%
WAC - Remit Current
8.42%
8.69%
8.60%
Cum Scheduled Principal
306,329.86
6 mo. Rolling Average
1,814,021
404,441,261
0.45%
WAC - Remit Original
8.42%
8.69%
8.60%
Cum Unscheduled Principal
3,780,384.22
12 mo. Rolling Average
1,814,021
404,441,261
0.45%
WAC - Current
8.93%
9.20%
9.11%
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAC - Original
8.93%
9.20%
9.11%
Cum Repurchases
0.00
3 mo. Cum Loss
0.00
0
WAL - Current
350.81
356.21
354.39
6 mo. Cum loss
0.00
0
WAL - Original
351.86
357.22
355.41
Current
Amount
Count
%
12 mo. Cum Loss
0.00
0
Beginning Pool
405,396,814.58
1,984
99.47%
Current Index Rate
Scheduled Principal
153,518.13
0.04%
Next Index Rate
Unscheduled Principal
1,757,588.86
9
0.43%
Liquidations
0.00
0
0.00%
Repurchases
0.00
0
0.00%
Ending Pool
403,485,707.59
1,975
99.00%
Average Loan Balance
204,296.56
Current Loss Detail
Amount
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Realized Loss Adjustment
0.00
Properties
%/Score
Net Liquidation
0.00
Cut-off LTV
78.54%
Cash Out/Refinance
93.68%
SFR
89.67%
Min
Max
W A
FICO
500
796
585.16
363,643,955.85
N/A
Legend: (1) 60 Days+, REO, BK, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Note: Delinquency and Loss Event Triggers may be flagged as "Yes" prior to the Step Down Date on account of the percentage thresholds being breached.
Owner Occupied
405,555,279.03
100.00%
Balance
318,523,283.86
379,908,982.38
Pool Detail and Performance Indicators Group II Loans
Misc/Additional Information
Pool Level Information
N/A

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Total (All Loans)
Delinquency Trigger Event
NO
Delinquency Trigger Threshold
12.43%
Delinquency Event Calc
1.17%
Numerator
60 - 89 Days Delinquent
7,355,098.11
90+ Days Delinquent
0.00
Foreclosure Balance
0.00
Bankruptcy Balance
841,212.35
REO Balance
0.00
12-month Repurchase Total
(1)
0.00
12-month Modification Total
0.00
12-month Substitution Total
0.00
8,196,310.46
Denominator
Ending Princpial Balance
700,173,387.99
12-month Repurchase Total
(1)
0.00
700,173,387.99
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
(1)
Loans other than breach of representations and warranties
Distribution Date: 25-Oct-07
Delinquency Trigger Event Breakdown

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

I-A-1
Act/360
30
179,117,126.28
6.381250000%
952,492.64
0.00
0.00
952,492.64
952,492.64
0.00
0.00
0.00
0.00
No
I-A-2
Act/360
30
32,266,000.00
6.731250000%
180,992.09
0.00
0.00
180,992.09
180,992.09
0.00
0.00
0.00
0.00
No
II-A
Act/360
30
289,034,604.19
6.181250000%
1,488,829.29
0.00
0.00
1,488,829.29
1,488,829.29
0.00
0.00
0.00
0.00
No
M-1
Act/360
30
36,848,000.00
6.631250000%
203,623.58
0.00
0.00
203,623.58
203,623.58
0.00
0.00
0.00
0.00
No
M-2
Act/360
30
18,779,000.00
6.881250000%
107,685.83
0.00
0.00
107,685.83
107,685.83
0.00
0.00
0.00
0.00
No
M-3
Act/360
30
14,527,000.00
7.131250000%
86,329.72
0.00
0.00
86,329.72
86,329.72
0.00
0.00
0.00
0.00
No
M-4
Act/360
30
13,110,000.00
7.631250000%
83,371.41
0.00
0.00
83,371.41
83,371.41
0.00
0.00
0.00
0.00
No
M-5
Act/360
30
13,818,000.00
7.631250000%
87,873.84
0.00
0.00
87,873.84
87,873.84
0.00
0.00
0.00
0.00
No
M-6
Act/360
30
11,692,000.00
7.631250000%
74,353.81
0.00
0.00
74,353.81
74,353.81
0.00
0.00
0.00
0.00
No
M-7
Act/360
30
12,047,000.00
7.631250000%
76,611.39
0.00
0.00
76,611.39
76,611.39
0.00
0.00
0.00
0.00
No
M-8
Act/360
30
12,401,000.00
7.631250000%
78,862.61
0.00
0.00
78,862.61
78,862.61
0.00
0.00
0.00
0.00
No
M-9
Act/360
30
8,857,000.00
7.631250000%
56,324.98
0.00
0.00
56,324.98
56,324.98
0.00
0.00
0.00
0.00
No
CE
30/360
30
702,729,734.46
2.541686680%
1,488,432.34
174,197.86
0.00
1,662,630.17
1,662,630.17
0.00
0.00
0.00
0.00
No
P
100.00
N/A
0.00
17,921.45
0.00
17,921.45
17,921.45
0.00
0.00
0.00
0.00
No
R-1
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-3
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
RX
0.00
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
642,496,830.44
4,965,783.53
192,119.31
0.00
5,157,902.81
5,157,902.81
0.00
0.00
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Bond Interest Reconciliation - Part I
- - A c c r u a l - -
- - - - - - - - O u t s t a n d i n g - - - - - - - -
Class
Method
Days
Opening Balance
Pass-Thru Rate
Accrual
Certificate
Interest
Total Interest
Additions
Total Interest
Deductions
Remaining
Basis Risk
Carry-Fwd
Shortfall
Outstanding Relief
Act / Prepayment
Interest Shortfalls
Net Cap
Rate in
Effect Y/N
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Distributable
Certificate
Interest
Interest Payment
Amount
Current Period
(Shortfall) /
Recovery
Remaining Int
Carry-Forward
Shortfall

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

I-A-1
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
I-A-2
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
II-A
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-1
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-2
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-3
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-4
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-5
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-6
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-7
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-8
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-9
24-Oct-07
25-Sep-07
25-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
CE
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
174,197.86
0.00
0.00
0.00
P
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
17,921.45
0.00
0.00
0.00
0.00
0.00
0.00
R-1
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-2
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-3
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
RX
28-Sep-07
1-Sep-07
1-Oct-07
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
0.00
17,921.45
0.00
0.00
174,197.86
0.00
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Bond Interest Reconciliation - Part II
- - - - - - - - - - - - - - - - - - - - - - - - - - - A d d i t i o n s - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - D e d u c t i o n s - - - - - - - - - -
Class
Record Date
Prior Interest Due
Date
Current Interest
Due Date
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prepayment
Premiums
Prior Int Carry-Fwd
Shortfall
Current Basis Risk
Carry-Fwd
Shortfall
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
Other Interest
Losses
Current Int Carry-
Fwd Shortfall
(2)

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

I-A-1
182,835,000.00
179,117,126.28
101,585.34
543,654.13
0.00
0.00
0.00
0.00
0.00
178,471,886.80
25-Jun-37
28.55%
28.89%
I-A-2
32,266,000.00
32,266,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
32,266,000.00
25-Aug-37
28.55%
28.89%
II-A
291,210,000.00
289,034,604.19
153,518.13
1,757,588.84
0.00
0.00
0.00
0.00
0.00
287,123,497.21
25-Aug-37
28.55%
28.89%
M-1
36,848,000.00
36,848,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
36,848,000.00
25-Aug-37
23.35%
23.63%
M-2
18,779,000.00
18,779,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,779,000.00
25-Aug-37
20.70%
20.95%
M-3
14,527,000.00
14,527,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
14,527,000.00
25-Aug-37
18.65%
18.88%
M-4
13,110,000.00
13,110,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
13,110,000.00
25-Aug-37
16.80%
17.00%
M-5
13,818,000.00
13,818,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
13,818,000.00
25-Aug-37
14.85%
15.03%
M-6
11,692,000.00
11,692,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
11,692,000.00
25-Aug-37
13.20%
13.36%
M-7
12,047,000.00
12,047,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,047,000.00
25-Aug-37
11.50%
11.64%
M-8
12,401,000.00
12,401,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
12,401,000.00
25-Aug-37
9.75%
9.87%
M-9
8,857,000.00
8,857,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
8,857,000.00
25-Aug-37
8.50%
8.60%
CE
708,623,576.36
702,729,734.46
0.00
0.00
0.00
0.00
0.00
0.00
0.00
700,173,387.99
25-Aug-37
N/A
N/A
P
100.00
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
100.00
25-Aug-37
N/A
N/A
R-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Aug-37
N/A
N/A
R-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Aug-37
N/A
N/A
R-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Aug-37
N/A
N/A
RX
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Aug-37
N/A
N/A
Total
648,390,100.00
642,496,830.44
255,103.47
2,301,242.97
0.00
0.00
0.00
0.00
0.00
639,940,483.99
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Bond Principal Reconciliation
- - - - - - - - - - - - - - - - L o s s e s - - - - - - - - - - - - - - -
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Scheduled Principal
Payment
Unscheduled
Principal
Payment
Extra
Principal
Payment
Prior
Loss
Reimburs.
Rated
Final
Maturity
Original
Current
Current
Losses
Cumulative
Losses
Interest on
Losses
Ending
Class Balance

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
DBRS
S&P
I-A-1
07387YAA1
AAA
Aaa
NR
NR
I-A-2
07387YAB9
AAA
Aaa
NR
NR
II-A
07387YAE3
AAA
Aaa
NR
NR
M-1
07387YAG8
AA+
Aa1
NR
NR
M-2
07387YAH6
AA
Aa2
NR
NR
M-3
07387YAJ2
AA-
Aa3
NR
NR
M-4
07387YAK9
A+
A1
NR
NR
M-5
07387YAL7
A
A2
NR
NR
M-6
07387YAM5
A-
A3
NR
NR
M-7
07387YAN3
BBB+
Baa1
NR
NR
M-8
07387YAP8
BBB
Baa2
NR
NR
M-9
07387YAQ6
BBB-
Baa3
NR
NR
CE
07387YAW3
NR
NR
NR
NR
P
07387YAV5
NR
NR
NR
NR
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Ratings Information
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - - - - O r i g i n a l R a t i n g s - - - - - - - - - -
- - - - - - - - - - - - - - - - R a t i n g s C h a n g e / C h a n g e D a t e
(1)
- - - - - - - - - - - - - - - -
Fitch
Moody's
DBRS
S&P

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Type
Count
Count (%)
Balance
Balance (%)
Arrears
Arrears (%)
REO Book Value
0
2940
96.1098%
673,294,518.63
96.0040%
0.00
0.0000%
0.00
0.00
30
80
2.6152%
19,828,742.98
2.8273%
0.00
0.0000%
0.00
0.00
60
28
0.9153%
7,355,098.11
1.0488%
0.00
0.0000%
0.00
0.00
BKY0
2
0.0654%
151,807.90
0.0216%
0.00
0.0000%
0.00
0.00
BKY30
2
0.0654%
620,497.97
0.0885%
0.00
0.0000%
0.00
0.00
BKY60
1
0.0327%
68,906.48
0.0098%
0.00
0.0000%
0.00
0.00
PIF
6
0.1961%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
3059
100.0000%
701,319,572.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
111
3.6286%
27,873,245.00
3.9744%
0.00
0.0000%
0.00
0.00
0
1018
94.6977%
280,356,057.60
94.4180%
0.00
0.0000%
0.00
0.00
30
37
3.4419%
11,916,935.93
4.0134%
0.00
0.0000%
0.00
0.00
60
15
1.3953%
4,069,800.03
1.3706%
0.00
0.0000%
0.00
0.00
BKY0
1
0.0930%
62,318.16
0.0210%
0.00
0.0000%
0.00
0.00
BKY30
1
0.0930%
456,760.69
0.1538%
0.00
0.0000%
0.00
0.00
BKY60
1
0.0930%
68,906.48
0.0232%
0.00
0.0000%
0.00
0.00
PIF
2
0.1860%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
1075
100.0000%
296,930,778.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
54
5.0233%
16,512,403.00
5.5610%
0.00
0.0000%
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
End of Month Balance Reporting
F/C Quick Sale Value
Total
Group 1

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
End of Month Balance Reporting
Type
Count
Count (%)
Balance
Balance (%)
Arrears
Arrears (%)
REO Book Value
0
1922
96.8750%
392,938,461.03
97.1685%
0.00
0.0000%
0.00
0.00
30
43
2.1673%
7,911,807.05
1.9565%
0.00
0.0000%
0.00
0.00
60
13
0.6552%
3,285,298.08
0.8124%
0.00
0.0000%
0.00
0.00
BKY0
1
0.0504%
89,489.74
0.0221%
0.00
0.0000%
0.00
0.00
BKY30
1
0.0504%
163,737.28
0.0405%
0.00
0.0000%
0.00
0.00
PIF
4
0.2016%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
1984
100.0000%
404,388,793.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
57
2.8730%
11,360,842.00
2.8094%
0.00
0.0000%
0.00
0.00
F/C Quick Sale Value
Group 2

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
2,933
672,148,335
80
19,828,743
28
7,355,098
0
0
5
841,212
0
0
0
0
25-Sep-07
3,017
693,347,095
38
8,704,981
0
0
0
0
4
677,659
0
0
0
0
25-Oct-07
96.29%
96.00%
2.63%
2.83%
0.92%
1.05%
0.00%
0.00%
0.16%
0.12%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
98.63%
98.66%
1.24%
1.24%
0.00%
0.00%
0.00%
0.00%
0.13%
0.10%
0.00%
0.00%
0.00%
0.00%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Total (All Loans)
Total (All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
1,016
280,112,959
37
11,916,936
15
4,069,800
0
0
3
587,985
0
0
0
0
25-Sep-07
1,053
292,326,002
19
4,418,777
0
0
0
0
3
588,141
0
0
0
0
25-Oct-07
94.86%
94.41%
3.45%
4.02%
1.40%
1.37%
0.00%
0.00%
0.28%
0.20%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
97.95%
98.32%
1.77%
1.49%
0.00%
0.00%
0.00%
0.00%
0.28%
0.20%
0.00%
0.00%
0.00%
0.00%
Group I Loans - Total
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Group I Loans - Total
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
306
72,010,460
9
3,083,763
2
658,047
0
0
3
587,985
0
0
0
0
25-Sep-07
315
75,221,331
4
850,303
0
0
0
0
3
588,141
0
0
0
0
25-Oct-07
95.63%
94.33%
2.81%
4.04%
0.63%
0.86%
0.00%
0.00%
0.94%
0.77%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
97.83%
98.12%
1.24%
1.11%
0.00%
0.00%
0.00%
0.00%
0.93%
0.77%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group I Fixed 1st Lien
Group I Fixed 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
11
610,720
0
0
0
0
0
0
0
0
0
0
0
0
25-Sep-07
11
611,285
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group I Fixed 2nd Lien
Group I Fixed 2nd Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
611
185,771,291
24
6,942,592
12
2,491,753
0
0
0
0
0
0
0
0
25-Sep-07
634
192,596,839
14
2,849,861
0
0
0
0
0
0
0
0
0
0
25-Oct-07
94.44%
95.17%
3.71%
3.56%
1.85%
1.28%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
97.84%
98.54%
2.16%
1.46%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group I ARM 228 1st Lien
Group I ARM 228 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
88
21,720,488
4
1,890,581
1
920,000
0
0
0
0
0
0
0
0
25-Sep-07
93
23,896,546
1
718,613
0
0
0
0
0
0
0
0
0
0
25-Oct-07
94.62%
88.54%
4.30%
7.71%
1.08%
3.75%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
98.94%
97.08%
1.06%
2.92%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group I ARM 327 1st Lien
Group I ARM 327 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
1,917
392,035,375
43
7,911,807
13
3,285,298
0
0
2
253,227
0
0
0
0
25-Sep-07
1,964
401,021,093
19
4,286,203
0
0
0
0
1
89,518
0
0
0
0
25-Oct-07
97.06%
97.16%
2.18%
1.96%
0.66%
0.81%
0.00%
0.00%
0.10%
0.06%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
98.99%
98.92%
0.96%
1.06%
0.00%
0.00%
0.00%
0.00%
0.05%
0.02%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group II Loans - Total
Group II Loans - Total
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
737
133,669,059
14
2,140,801
0
0
0
0
2
253,227
0
0
0
0
25-Sep-07
751
136,140,924
3
300,123
0
0
0
0
1
89,518
0
0
0
0
25-Oct-07
97.88%
98.24%
1.86%
1.57%
0.00%
0.00%
0.00%
0.00%
0.27%
0.19%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
99.47%
99.71%
0.40%
0.22%
0.00%
0.00%
0.00%
0.00%
0.13%
0.07%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group II Fixed 1st Lien
Group II Fixed 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
1,110
241,258,779
28
5,249,148
13
3,285,298
0
0
0
0
0
0
0
0
25-Sep-07
1,142
247,245,257
16
3,986,081
0
0
0
0
0
0
0
0
0
0
25-Oct-07
96.44%
96.58%
2.43%
2.10%
1.13%
1.32%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
98.62%
98.41%
1.38%
1.59%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group II ARM 228 1st Lien
Group II ARM 228 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I (as of Cut-Off)
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Oct-07
70
17,107,538
1
521,858
0
0
0
0
0
0
0
0
0
0
25-Sep-07
71
17,634,913
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
98.59%
97.04%
1.41%
2.96%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
100.00%
100.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Group II ARM 327 1st Lien
Group II ARM 327 1st Lien
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
2
151,808
2
620,498
1
68,906
0
0
25-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
3
608,728
1
68,930
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.07%
0.02%
0.07%
0.09%
0.03%
0.01%
0.00%
0.00%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.10%
0.09%
0.03%
0.01%
0.00%
0.00%
0.00%
0.00%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Total (All Loans)
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
62,318
1
456,761
1
68,906
0
0
25-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
2
519,211
1
68,930
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.09%
0.02%
0.09%
0.15%
0.09%
0.02%
0.00%
0.00%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.19%
0.17%
0.09%
0.02%
0.00%
0.00%
0.00%
0.00%
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
31-60 Days
61-90 Days
90 + Days
Group I Loans - Total
Group I Loans - Total

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
62,318
1
456,761
1
68,906
0
0
25-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
2
519,211
1
68,930
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.31%
0.08%
0.31%
0.60%
0.31%
0.09%
0.00%
0.00%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.62%
0.68%
0.31%
0.09%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Group I Fixed 1st Lien
Group I Fixed 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Group I Fixed 2nd Lien
Group I Fixed 2nd Lien
61-90 Days
90 + Days
Current
31-60 Days

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Group I ARM 228 1st Lien
Group I ARM 228 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Group I ARM 327 1st Lien
Group I ARM 327 1st Lien
61-90 Days
90 + Days
Current
31-60 Days

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
89,490
1
163,737
0
0
0
0
25-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
89,518
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.05%
0.02%
0.05%
0.04%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.05%
0.02%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Group II Loans - Total
Group II Loans - Total
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
89,490
1
163,737
0
0
0
0
25-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
1
89,518
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.13%
0.07%
0.13%
0.12%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.13%
0.07%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Group II Fixed 1st Lien
Group II Fixed 1st Lien
61-90 Days
90 + Days
Current
31-60 Days

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
31-60 Days
61-90 Days
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Group II ARM 228 1st Lien
Group II ARM 228 1st Lien
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Current

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II (as of Cut-Off)
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Oct-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Sep-07
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
25-Oct-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
25-Sep-07
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
0.00%
- - - - - - - - - - - I n F o r e c l o s u r e a n d D e l i n q u e n t - - - - - - - - - - - - -
- - - - - - - - - - - - - - - I n R E O a n d D e l i n q u e n t - - - - - - - - - - - - - -
- - - - - - - - - - - - - I n B a n k r u p t c y a n d D e l i n q u e n t - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
61-90 Days
90 + Days
Group II ARM 327 1st Lien
Group II ARM 327 1st Lien
61-90 Days
90 + Days
Current
31-60 Days

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
3,046
700,173,388
13
2,283,240
0.00
0.00
0.00
0
0
354
8.99%
8.48%
25-Sep-07
3,059
702,729,734
15
5,629,850
0.00
0.00
0.00
0
0
355
8.99%
8.48%
25-Oct-07
320
76,340,255
2
281,111
0.00
0.00
0.00
0
0
346
8.64%
8.15%
25-Sep-07
322
76,659,775
3
875,680
0.00
0.00
0.00
0
0
347
8.64%
8.16%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Curr Weighted Avg.
Total (All Loans)
Group I Fixed 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
11
610,720
0
0
0.00
0.00
0.00
0
0
316
11.98%
11.47%
25-Sep-07
11
611,285
0
0
0.00
0.00
0.00
0
0
318
11.98%
11.47%
25-Oct-07
647
195,205,636
1
179,272
0.00
0.00
0.00
0
0
356
8.93%
8.42%
25-Sep-07
648
195,446,700
5
2,737,245
0.00
0.00
0.00
0
0
357
8.93%
8.43%
Curr Weighted Avg.
Group I Fixed 2nd Lien
Group I ARM 228 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
93
24,531,069
1
77,907
0.00
0.00
0.00
0
0
355
8.56%
7.93%
25-Sep-07
94
24,615,159
0
0
0.00
0.00
0.00
0
0
356
8.56%
7.93%
25-Oct-07
753
136,063,086
2
395,377
0.00
0.00
0.00
0
0
351
8.93%
8.42%
25-Sep-07
755
136,530,565
1
255,878
0.00
0.00
0.00
0
0
352
8.93%
8.42%
Curr Weighted Avg.
Group I ARM 327 1st Lien
Group II Fixed 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Oct-07
1,151
249,793,225
7
1,349,574
0.00
0.00
0.00
0
0
356
9.22%
8.72%
25-Sep-07
1,158
251,231,337
5
1,505,125
0.00
0.00
0.00
0
0
357
9.23%
8.72%
25-Oct-07
71
17,629,396
0
0
0.00
0.00
0.00
0
0
355
8.83%
8.24%
25-Sep-07
71
17,634,913
1
255,922
0.00
0.00
0.00
0
0
356
8.84%
8.26%
Curr Weighted Avg.
Group II ARM 228 1st Lien
Group II ARM 327 1st Lien
Distribution
Date
Ending Pool
Payoffs
Realized Losses

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
0.33%
3-Month Average
0.56%
6-Month Average
0.56%
12-Month Average
0.56%
Average Since Cut-Off
0.56%
CPR (Conditional Prepayment Rate)
Total
Current Period
3.86%
3-Month Average
6.50%
6-Month Average
6.50%
12-Month Average
6.50%
Average Since Cut-Off
6.50%
PSA (Public Securities Association)
Total
Current Period
64%
3-Month Average
108%
6-Month Average
108%
12-Month Average
108%
Average Since Cut-Off
108%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Curtailments + Liquidations + Other Prin Proceeds) / (Beginning Collateral Bal - Scheduled Prin)
CPR
Conditional Prepayment Rate
1 - (1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Total (All Loans)
Distribution Date: 25-Oct-07
Prepayment Summary
0.00%
2.43%
4.86%
7.29%
9.71%
12.14%
14.57%
17.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0.00%
14.29%
28.57%
42.86%
57.14%
71.43%
85.71%
100.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0%
229%
457%
686%
914%
1143%
1371%
1600%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07

23-Oct-2007 06:56
(c) 2007 LaSalle Bank N.A.

Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
12,000
to
87,000
299
9.82%
20,339,527
2.90%
12,000
to
87,000
302
9.82%
20,571,755
2.90%
87,000
to
108,000
266
8.73%
26,163,782
3.74%
87,000
to
108,000
266
8.65%
26,189,620
3.70%
108,000
to
129,000
236
7.75%
27,947,754
3.99%
108,000
to
129,000
235
7.64%
27,847,712
3.93%
129,000
to
150,000
266
8.73%
37,124,111
5.30%
129,000
to
150,000
267
8.69%
37,287,224
5.26%
150,000
to
171,000
231
7.58%
37,164,521
5.31%
150,000
to
171,000
232
7.55%
37,348,095
5.27%
171,000
to
193,000
219
7.19%
39,698,765
5.67%
171,000
to
194,000
237
7.71%
43,129,839
6.09%
193,000
to
241,000
473
15.53%
101,604,442
14.51%
194,000
to
242,000
473
15.39%
102,140,302
14.41%
241,000
to
289,000
290
9.52%
76,325,293
10.90%
242,000
to
290,000
292
9.50%
77,040,949
10.87%
289,000
to
337,000
178
5.84%
55,352,884
7.91%
290,000
to
338,000
181
5.89%
56,455,984
7.97%
337,000
to
385,000
153
5.02%
54,778,192
7.82%
338,000
to
386,000
152
4.94%
54,545,373
7.70%
385,000
to
433,000
130
4.27%
53,087,131
7.58%
386,000
to
433,000
127
4.13%
51,874,385
7.32%
433,000
to
1,098,000
305
10.01%
170,586,986
24.36%
433,000
to
1,455,000
310
10.08%
174,192,338
24.58%
3,046
100.00%
700,173,388
100.00%
3,074
100.00%
708,623,576
100.00%
Min
Max
Count
% of Total
Balance
% of Total
Min
Max
Count
% of Total
Balance
% of Total
5.75%
to
7.63%
310
10.18%
91,901,004
13.13%
5.75%
to
7.63%
312
10.15%
92,207,228
13.01%
7.63%
to
7.94%
177
5.81%
49,963,132
7.14%
7.63%
to
7.94%
177
5.76%
50,013,510
7.06%
7.94%
to
8.25%
215
7.06%
57,250,991
8.18%
7.94%
to
8.25%
219
7.12%
59,538,895
8.40%
8.25%
to
8.56%
205
6.73%
50,278,820
7.18%
8.25%
to
8.56%
208
6.77%
50,983,248
7.19%
8.56%
to
8.88%
274
9.00%
69,152,418
9.88%
8.56%
to
8.88%
278
9.04%
70,090,987
9.89%
8.88%
to
9.20%
346
11.36%
79,615,897
11.37%
8.88%
to
9.20%
349
11.35%
80,475,691
11.36%
9.20%
to
9.50%
275
9.03%
61,968,636
8.85%
9.20%
to
9.50%
276
8.98%
62,233,199
8.78%
9.50%
to
9.80%
237
7.78%
52,559,816
7.51%
9.50%
to
9.80%
237
7.71%
52,587,801
7.42%
9.80%
to
10.09%
298
9.78%
61,350,330
8.76%
9.80%
to
10.09%
301
9.79%
62,326,336
8.80%
10.09%
to
10.39%
203
6.66%
40,132,148
5.73%
10.09%
to
10.39%
206
6.70%
41,116,470
5.80%
10.39%
to
10.75%
205
6.73%
38,234,199
5.46%
10.39%
to
10.75%
208
6.77%
38,888,200
5.49%
10.75%
to
12.88%
301
9.88%
47,765,997
6.82%
10.75%
to
12.88%
303
9.86%
48,162,012
6.80%
3,046
100.00%
700,173,388
100.00%
3,074
100.00%
708,623,576
100.00%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part I
Total (All Loans)
Distribution by Current Ending Principal Balance
Distribution by Cut-off Principal Balance
Distribution by Current Mortgage Rate
Distribution by Original Mortgage Rate

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

1,962
487,159,327
69.58%
356.09
9.06%
1,982
493,580,836
69.65%
360.00
9.06%
1,073
212,403,342
30.34%
349.22
8.82%
1,081
214,431,133
30.26%
356.23
8.82%
11
610,720
0.09%
316.11
11.98%
11
611,607
0.09%
328.50
11.98%
3,046
700,173,388
100.00%
3,074
708,623,576
100.00%
2,758
621,659,853
88.79%
353.84
8.98%
2,783
629,440,901
88.83%
358.81
8.98%
173
51,921,280
7.42%
356.19
9.05%
174
52,236,478
7.37%
359.96
9.04%
66
16,374,780
2.34%
355.41
9.25%
67
16,641,858
2.35%
360.00
9.24%
38
8,169,638
1.17%
346.29
8.95%
38
8,176,118
1.15%
350.50
8.95%
11
2,047,836
0.29%
356.22
8.70%
12
2,128,222
0.30%
360.00
8.74%
3,046
700,173,388
100.00%
3,074
708,623,576
100.00%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Total (All Loans)
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part II
Distribution by Product Characteristics (Current)
Product Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Adjustable
Fixed 1st Lien
Fixed 2nd Lien
Total
Distribution by Product Characteristics (Cut-off)
Product Type
# of
Loans
Original Principal
Balance
% of
Balance
WAMM
WAC
Adjustable
Fixed 1st Lien
Fixed 2nd Lien
Total
PUD
Condo - High Facility
Distribution by Property Types (Current)
Property Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
SF Unattached Dwelling
Multifamily
SF Attached Dwelling
SF Unattached Dwelling
Multifamily
Distribution by Property Types (Cut-off)
Property Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
PUD
Condo - High Facility
SF Attached Dwelling
Total
Total

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part II
2,768
649,601,631
92.78%
353.96
8.96%
2,792
657,196,082
92.74%
358.75
8.96%
246
41,670,767
5.95%
355.10
9.46%
250
42,518,047
6.00%
359.95
9.46%
32
8,900,991
1.27%
349.39
8.74%
32
8,909,447
1.26%
360.00
8.74%
3,046
700,173,388
100.00%
3,074
708,623,576
100.00%
2,285
526,494,874
75.19%
353.98
9.00%
2,306
532,699,171
75.17%
358.93
9.01%
518
115,560,407
16.50%
355.10
8.83%
522
116,652,553
16.46%
359.47
8.82%
243
58,118,108
8.30%
351.70
9.17%
246
59,271,853
8.36%
356.67
9.19%
3,046
700,173,388
100.00%
3,074
708,623,576
100.00%
Owner Occupied - Primary Residence
Owner Occupied - Primary Residence
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Non-Owner Occupied
Non-Owner Occupied
Owner Occupied - Secondary Residence
Owner Occupied - Secondary Residence
% of
Balance
WAMM
WAC
Refinance/Equity Takeout
Refinance/Equity Takeout
# of
Loans
Ending Balance
Refinance/No Cash Out
Refinance/No Cash Out
Purchase
Purchase
Total
Total
Distribution by Occupancy Type (Current)
Total (All Loans)
Total
Distribution by Occupancy Type (Cut-off)
Occupancy Type
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Total
Distribution by Loan Purpose (Current)
Loan Purpose
# of
Loans
Ending Balance
% of
Balance
WAMM
WAC
Distribution by Loan Purpose (Cut-off)
Loan Purpose

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Mortgage Loan Characteristics Part II
2,486
584,850,401
83.53%
354.20
8.99%
2,505
591,553,835
83.48%
358.92
8.99%
WAMM
WAC
Distribution by Originator Concentration > 10% (Cut-off)
Distribution by Originator Concentration > 10% (Current)
Originator
# of
Loans
Ending Balance
% of
Balance
Encore Credit Corp
Encore Credit Corp
Total (All Loans)
WAC
# of
Loans
Ending Balance
% of
Balance
WAMM
Originator

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

WAMM
WAC
California
529
196,607,596
28.08%
354
8.61%
Florida
515
105,482,146
15.07%
354
9.03%
Illinois
250
55,028,385
7.86%
355
9.20%
Maryland
162
38,137,117
5.45%
356
8.90%
New York
101
33,589,836
4.80%
353
9.08%
Virginia
167
32,806,240
4.69%
354
9.12%
New Jersey
100
28,229,678
4.03%
356
9.17%
Arizona
105
21,900,257
3.13%
356
8.77%
Washington
78
17,874,686
2.55%
352
8.76%
Georgia
97
16,985,982
2.43%
349
9.65%
Remaining
942
153,531,465
21.93%
353
9.30%
WAMM
WAC
California
533
199,581,713
28.16%
359
8.61%
Florida
515
105,560,017
14.90%
360
9.03%
Illinois
256
56,665,563
8.00%
359
9.19%
Maryland
166
38,914,096
5.49%
360
8.89%
New York
101
33,621,911
4.74%
358
9.08%
Virginia
168
32,902,483
4.64%
359
9.12%
New Jersey
103
28,906,473
4.08%
360
9.16%
Arizona
105
21,916,378
3.09%
360
8.77%
Washington
78
17,887,305
2.52%
358
8.76%
Georgia
98
17,223,847
2.43%
355
9.66%
Remaining
951
155,443,791
21.94%
358
9.31%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Geographic Concentration
Total (All Loans)
Top 10 Current State Concentration
Geographic
Distribution
# of
Loans
Balance
(1)
% of
Balance
(1)
Based on Current Period Ending Principal Balance
Top 10 Original State Concentration
Geographic
Distribution
# of
Loans
Balance
(1)
% of
Balance
Top 10 Current State Concentration
California
Maryland
Illinois
Florida
Georgia
Washington
Arizona
New Jersey
Virginia
New York
Remaining

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Current Total
0.00
0.00
0.00
0.00
0.00
Cumulative
0.00
0.00
0.00
0.00
0.00
C
M
N
O
P
REO
Short Pay
Third Party
Write-off
Assigned
R
S
T
W
A

1
2
3
4
5
6
7
8
9
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Current Period Realized Loss Detail
Total (All Loans)
Disclosure Control
#
Period
Original
Liquidation
Balance
Net Liquidation
Proceeds
Loss-Loan Non-
adjusted
Loss to Trust
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Loss-Loan
Adjusted
Loss-Certs
Adjusted
Liq Type
Adj Type
0.00
0.00
0.00
0.00
0.00
0.00
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Sep-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Historical Realized Loss Summary
Total (All Loans)
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Historical Realized Loss Summary
Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Sep-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Group I Loans
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Historical Realized Loss Summary
Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Oct-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
25-Sep-07
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Group II Loans
- - - - - - - - - - - - - - - - - C u r r e n t R e a l i z e d L o s s - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - P r e v i o u s L i q u i d a t i o n s / P a y o f f s - - - - - - - - - - - - - -
Claims on Prior
Liquidations
Recovery on Prior
Liquidations
(Claims)/Recoveries on
Prior Payoffs

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
CDR (Conditional Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
SDA (Standard Default Assumption)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
MDR
Monthly Default Rate
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
Conditional Default Rate
1 - (1 - MDR)^12
SDA
Standard Default Assumption
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
(Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Total (All Loans)
Distribution Date: 25-Oct-07
Realized Loss Summary
0.00%
0.86%
1.71%
2.57%
3.43%
4.29%
5.14%
6.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0.00%
7.14%
14.29%
21.43%
28.57%
35.71%
42.86%
50.00%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07
0%
286%
571%
857%
1143%
1429%
1714%
2000%
Nov-06
Dec-06
Jan-07
Feb-07
Mar-07
Apr-07
May-07
Jun-07
Jul-07
Aug-07
Sep-07
Oct-07

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Material Breaches Detail
Disclosure
Control #
Loan Group #
Ending Principal
Balance
Material Breach
Date
Material Breach Description
Material breaches of pool asset representation or warranties or transaction covenants.

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Prior Mod Description
Pre-Mod
Seasoning
Pre-Mod
Loan
Status
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Total (All Loans)
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
# of
Times
Modified
* The information provided is only for EMC serviced loans.

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Total
0.00
0.00
# of
Times
Modified
Prior Mod Description
Pre-Mod
Seasoning
Group I Loans
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description
Mod Date
Pre-Mod
Loan
Status
* The information provided is only for EMC serviced loans.

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part I
Total
0.00
0.00
Mod Date
# of
Times
Modified
Prior Mod Description
Pre-Mod
Seasoning
Pre-Mod
Loan
Status
* The information provided is only for EMC serviced loans.
Group II Loans
Disclosure Control #
Beginning
Scheduled
Balance
Current
Scheduled
Balance
Mod Description

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Amount Deferred
Pre-Mod Payment
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Total (All Loans)
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Principal Foregivness
Amount Capitalized
Post-Mod Payment
*The information provided is only for EMC serviced loans.

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Principal Foregivness
Amount Capitalized
Post-Mod Payment
*The information provided is only for EMC serviced loans.
Group I Loans
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Amount Deferred
Pre-Mod Payment

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
EMC Serviced Modified Loan Detail (Current Period) - Part II
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.
Group II Loans
Disclosure Control #
Beginning Scheduled
Balance
Current Scheduled
Balance
Pre-Mod Rate
Post-Mod Rate
Principal Foregivness
Amount Capitalized

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200709
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
Distribution Date: 25-Oct-07
EMC Serviced Historical Modified Loan Detail
Total (All Loans)
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Amount Capitalized
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
EMC Serviced Historical Modified Loan Detail
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200709
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Group I Loans
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance
Principal Foregiveness
Post-Mod Payment
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
EMC Serviced Historical Modified Loan Detail
200710
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
200709
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Principal Foregiveness
Amount Capitalized
Amount Deferred
Pre-Mod Payment
Post-Mod Payment
*The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Group II Loans
Period
Count
Beginning Scheduled
Balance
Current Scheduled Balance

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Total
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
EMC Serviced Cumulative Summary For Prior Modifications
* For loans with combination modification
** The information provided is only for EMC serviced loans.
DISCLAIMER: This information is unaudited, is for informational purposes only and does not constitute (i) investment advice or an offer to sell or a solicitation of an offer to buy any security, other investment or investment service, or (ii) a representation as to suitability of any security, other investment or investment service. Past performance is not a representation as to future results. EMC Mortgage Corporation does not review and assumes no responsibility for any information received from or created by any third parties; provided further, for modification reporting, data subsequent to May 1, 2007, is more robust than data prior to May 1, 2007.
Modification Type*
Loan Count
% of Orig Sched Balance
% of Current Balance

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Current Period Repurchased Loan Detail
Total (All Loans)
Disclosure Control #
State
Repurchase Date
Original Balance
Beginning Scheduled
Balance
Current Rate
Current Payment
Repurchase Code
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Current Period Repurchased Loan Detail
Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
Repurchase Code
Group I Loans
Disclosure Control #
State
Repurchase Date
Original Balance
Beginning Scheduled
Balance
Current Rate
Current Payment
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Current Period Repurchased Loan Detail
Total
0.00
0.00
0.00
% of current Pool Balance
0.00%
0.00%
0.00%
Repurchase Code
B - Breach D - Delinquency E - EPD (Early Payment Default) R - REO
Group II Loans
Disclosure Control #
State
Repurchase Date
Original Balance
Beginning Scheduled
Balance
Current Rate
Current Payment

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Historical Collateral Level REO Report
Total (All Loans)
Disclosure
Control #
REO Date
City
State
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Realized Loss

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Historical Collateral Level REO Report
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Group I Loans
Disclosure
Control #
REO Date
City
State
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Distribution Date: 25-Oct-07
Historical Collateral Level REO Report
Total
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Group II Loans
Disclosure
Control #
REO Date
City
State
Property Type
Actual Balance
Scheduled
Balance
Recent
Appraisal
Value
Appraisal
Date

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Substitution Code
Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Adjusted for Principal
Distribution Date: 25-Oct-07
Substitution Detail History
- - - Loans Substituted Into Pool - - -
- - - - - - - - - - Loans Substituted Out of Pool - - - - - - - - - -
Investor #
Period
Beginning Principal Balance
Investor #
Period
Beginning Principal
Balance

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust
Asset-Backed Certificates
Series 2007-HE6
Difference Into vs.
Out
Distribution Date: 25-Oct-07
Substitution Detail History Summary
- - - Loans Substituted Into Pool - - -
- - - Loans Substituted Out of Pool - - -
Period
Count
Beginning Principal Balance
Count
Beginning Principal Balance
Adjusted for Principal

23-Oct-2007 06:57
(c) 2007 LaSalle Bank N.A.

Bear Stearns Asset Backed Securities I Trust Asset-Backed Certificates Series 2007-HE6 Distribution Date: 25-Oct-07 Material Changes Page 72 of 72 23-Oct-2007 06:57 (c) 2007 LaSalle Bank N.A.